Note 4 - Accumulated Other Comprehensive (Loss) Income - Reclassified Out of Accumulated other Comprehensive Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Sale of securities available for sale		$ 0	$ 362,000
Tax effect		(3,054,000)	(2,492,000)
Net income		7,863,000	6,404,000
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Sale of securities available for sale	[1]	0	362,000
Tax effect	[1]	0	(76,000)
Net income	[1]	$ 0	$ 286,000

[1]	Amounts in parentheses indicate debits.